                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                              PLEASE PRINT OR TYPE.

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1.   Name and address of issuer:

                    Trans Adviser Funds, Inc.
                    500 East Main Street
                    Bowling Green, KY  42101
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2.   Name of each series or class of funds for which this notice is filed:


          Growth/Value Fund
          Aggressive Growth Fund
          Intermediate Bond Fund
          Kentucky Tax-Free Fund
          Money Market Fund
--------------------------------------------------------------------------------
3.   Investment Company Act File Number:  811-9068

     Securities Act File Number:  33-94412
--------------------------------------------------------------------------------
4.   Last day of fiscal year for which this notice is filed:

          August 31, 1996
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5.   Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                           [ ]
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6.   Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable (see Instruction A.6):

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7.   Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          Zero (0) Shares
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
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8.   Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

          101,500,000 Shares
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9.   Number and aggregate sale price of securities sold during fiscal year:

                                  SHARES                  DOLLARS
                                  ------                  -------
     Growth/Value Fund         1,408,416              $16,167,510
Aggressive Growth Fund           668,440                7,596,130
Intermediate Bond Fund         1,493,114               15,604,256
Kentucky Tax-Free Fund         2,872,426               30,604,391
     Money Market Fund       446,704,985              446,704,985
                             -----------             ------------
                 TOTAL       453,147,381             $516,677,272
--------------------------------------------------------------------------------
10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                                  SHARES                  DOLLARS
                                  ------                  -------
     Growth/Value Fund         1,408,416              $16,167,510
Aggressive Growth Fund           668,440                7,596,130
Intermediate Bond Fund         1,493,114               15,604,256
Kentucky Tax-Free Fund         2,872,426               30,604,391
     Money Market Fund       345,204,985              345,204,985
                             -----------             ------------
                 TOTAL       351,647,381             $415,177,272
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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):


               Securities issued during the fiscal year in connection with dividend reinvestment plans are included in the securities reported in Item 9.
--------------------------------------------------------------------------------

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12.  Calculation of registration fee:

     (i)     Aggregate sale price of securities sold during the fiscal year in reliance on
             Rule 24f-2 (from Item 10):                                                             $    415,177,272
                                                                                                    ----------------
     (ii)    Aggregate price of shares issued in connection with dividend reinvestment
             plans (from Item 11, if applicable):                                                   +             0*
                                                                                                    ----------------
     (iii)   Aggregate price of shares redeemed or repurchased during the fiscal year (if
             applicable):                                                                           -    386,094,682
                                                                                                    ----------------
     (iv)    Aggregate price of shares redeemed or repurchased and previously applied as
             a reduction to filing fees pursuant to Rule 24e-2 (if applicable):                     +              0
                                                                                                    ----------------
     (v)     Net aggregate price of securities sold and issued during the fiscal year in reliance on Rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)]
             (if applicable):                                                                             29,082,590
                                                                                                    ----------------
     (vi)    Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other
             applicable law or regulation (see Instruction C.6):                                    x         1/3300
                                                                                                    ----------------
     (vii)   Fee due [line (i) or line (v) multiplied by line (vi)]:                                $       8,812.91
                                                                                                    ----------------
                                                                                                    ----------------

* SHARES ISSUED IN CONNECTION WITH DIVIDEND REINVESTMENT PLANS ARE INCLUDED IN THE SECURITIES REPORTED IN ITEM 9.


INSTRUCTION:   ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE
               ISSUER'S FISCAL YEAR.  See Instruction C.3.

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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                        [ X ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

          October 29, 1996
--------------------------------------------------------------------------------
                                   SIGNATURES

     This report has been signed by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*  /s/  Max Berueffy, Vice President and Secretary
                              -------------------------------------------------
                              Max Berueffy, Vice President and Secretary
                              -------------------------------------------------

     Date  October 29, 1996
           ----------------
* Please print the name and title of the signing officer below the signature.
--------------------------------------------------------------------------------

                     U.S. Securities and Exchange Commission
                             Washington, D.C. 20549

                                RULE 24f-2 NOTICE

                            TRANS ADVISER FUNDS, INC.
                               Two Portland Square
                              Portland, Maine 04101
                          File Nos. 33-94412; 811-9068


                                    SIGNATURE

     Pursuant to the requirements of Rule 24f-2 under the Investment Company Act of 1940, Trans Adviser Funds, Inc. has duly caused this Rule 24f-2 Notice to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portland, and State of Maine, on this 29th day of October, 1996.

                                   Trans Adviser Funds, Inc.


                                   By:  /s/ Max Berueffy
                                      ----------------------------
                                      Max Berueffy
                                      Vice President and Secretary

                        KRAMER, LEVIN, NAFTALIS & FRANKEL
                                919 THIRD AVENUE
                             NEW YORK, NY 10022-3852
                                 (212) 715-9100


                                             October 28, 1996


Trans Adviser Funds, Inc.
500 East Main Street
Bowling Green, Kentucky 42101


          Re:  Trans Adviser Funds, Inc.
               Registration No. 811-9068
               File No. 33-94412

Dear Ladies/Gentlemen:

     We have acted as counsel to Trans Adviser Funds, Inc., a Maryland corporation (the "Company"), in connection with the public offering of the Company's shares of Common Stock, par value $.001 per share, and on various other securities and general corporate matters. The Company was organized as a Maryland corporation on June 20, 1995. We understand that, pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Company has registered an indefinite number of shares of Common Stock under the Securities Act of 1933.
We further understand that, pursuant to Rule 24e-1 under the Investment Company Act of 1940, the Company has also registered 101,500,000 shares of Common Stock in addition to maintaining its existing registration of an indefinite number of shares of Common Stock. We further understand that, pursuant to the provisions of Rule 24f-2, the Company is filing with the Securities and Exchange Commission the Notice attached hereto making definite the registration of shares of Common Stock (the "Shares") sold in reliance upon Rule 24f-2 during the fiscal year ended August 31, 1996.

     We have reviewed, insofar as it relates or pertains to the Company, the Company's Registration Statement on Form N-1A filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940, as amended to the date hereof, pursuant to which Shares were sold (the "Registration Statement"). We have also examined originals or copies certified or otherwise identified to our satisfaction of such documents, corporate records and other instruments we have deemed necessary or appropriate for the purpose of this opinion. For purposes of such examination, we have assumed the genuineness of all signatures and original documents and the conformity to the original documents of all copies submitted.

Trans Adviser Funds, Inc.
October 28, 1996
Page 2


     We are members only of the New York Bar and do not purport to be experts on the laws of any other state. Our opinion herein as to Maryland law is based upon a limited inquiry thereof that we have deemed appropriate under the circumstances.

     Based on the foregoing, we are of the opinion that the Shares have been duly and validly authorized and, assuming the Shares have been issued and sold in accordance with the Company's Articles of Incorporation, as amended and restated, and Registration Statement, and that the consideration received therefor was not less than the par value thereof, the Shares which the Rule 24f-2 Notice attached hereto makes definite in number were legally issued, fully paid and non-assessable.

     We consent to the filing of this opinion with the Rule 24f-2 Notice attached hereto.

                                   Very truly yours,

                                   /s/  Kramer, Levin, Naftalis & Frankel




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